Note 15 - Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Other Long-term Liabilities [Table Text Block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; font: 10pt Times New Roman, Times, Serif; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td style="white-space: nowrap"> </td> <td style="font-weight: bold"> </td> <td colspan="7" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">December 31,</td> </tr> <tr style="vertical-align: bottom"> <td style="white-space: nowrap"> </td> <td style="font-weight: bold"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2018</td> <td style="font-weight: bold; border-bottom: Black 1pt solid"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2017</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 68%; text-align: left">Provision for retirement indemnities (Japan & France), less current portion </td> <td style="width: 2%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 12%; text-align: right"> 2,222 </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> <td style="width: 2%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 12%; text-align: right"> 2,008 </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: left">Provision for employee termination indemnities (Italy) less current portion </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 170 </td> <td style="white-space: nowrap; text-align: left"> </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 349 </td> <td style="white-space: nowrap; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="text-align: left">Provision for employee termination indemnities (Korea) less current portion </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 30 </td> <td style="white-space: nowrap; text-align: left"> </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> – </td> <td style="white-space: nowrap; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: left">Provision for Asset Retirement Obligation (Japan) less current portion </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 118 </td> <td style="white-space: nowrap; text-align: left"> </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 101 </td> <td style="white-space: nowrap; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="text-align: left">Provision for warranty costs, less current portion </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 191 </td> <td style="white-space: nowrap; text-align: left"> </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 184 </td> <td style="white-space: nowrap; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: left">Conditional government advances, less current portion </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 1,039 </td> <td style="white-space: nowrap; text-align: left"> </td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 1,039 </td> <td style="white-space: nowrap; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="text-align: left; padding-bottom: 1pt">Accrued interest less current portion </td> <td> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> 30 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> – </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="padding-bottom: 2.5pt">Total </td> <td> </td> <td style="border-bottom: Black 2.5pt double; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; text-align: right"> 3,800 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double"> </td> <td style="border-bottom: Black 2.5pt double; text-align: left"> </td> <td style="border-bottom: Black 2.5pt double; text-align: right"> 3,68 1 </td> <td style="white-space: nowrap; border-bottom: Black 2.5pt double; text-align: left"> </td> </tr> </table>
Schedule of Assumptions Used [Table Text Block]
	Pension Benefits - France
	2018	2017
Discount rate	1.60%	1.60%
Salary increase	2.50%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24
	Pension Benefits - Japan
	2018	2017
Discount rate	0.50%	0.50%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	France	Japan

Non-current liabilities	966	1,255
Current liabilities	10	55
Accumulated other comprehensive income (loss)	(161)	(416)
Total	815	895
	France	Japan

Non-current liabilities	867	1,141
Current liabilities	27	40
Accumulated other comprehensive income (loss)	(165)	(412)
Total	729	769

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
France	2018	2017	2016

Change in benefit obligations:
Benefit obligations at beginning of year	895	842	694
Service cost	67	66	45
Interest cost	14	13	15
Actuarial (gain) / loss	–	–	88
Amortization of net prior service cost	1	1	–
Benefits paid	–	(27)	–
Benefit obligations at end of year (1)	976	895	842
Unrecognized actuarial (gain) loss (2)	141	144	147
Unrecognized prior service cost (2)	20	22	23
Accrued pension cost	815	729	672
Japan	2018	2017	2016

Change in benefit obligations:
Benefit obligations at beginning of year	1,182	1,162	906
Service cost	131	118	81
Interest cost	6	6	10
Amortization of net loss	26	24	16
Actuarial (gain) / loss	–	(12)	147
Benefits paid	(94)	(17)	(38)
Exchange rate impact	(60)	(99)	40
Benefit obligations at end of year (1)	1,311	1,182	1,162
Unrecognized actuarial (gain) loss (2)	416	412	464
Unrecognized prior service cost (2)	–	–	–
Accrued pension cost	895	769	698

Schedule of Expected Benefit Payments [Table Text Block]
	France	Japan

2019	10	55
2020	–	6
2021	86	55
2022	–	75
2023	107	96
2024-2028	277	743